Property and Equipment (Details) - Schedule of property and equipment including amounts for assets recorded under capital leases - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of property and equipment including amounts for assets recorded under capital leases [Abstract]
Gross value at cost	$ 303,230	$ 303,230	$ 343,433
Less: accumulated depreciation	(280,790)	(269,382)	(278,087)
Net	$ 22,440	$ 33,848	$ 65,346